Financial instruments at amortized cost - Summary of Financial instruments at amortized cost (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Non Current Financial Instruments At Amortized Cost [Line Items]
Non-current financial assets at amortised cost	R$ 6,991	R$ 0
Certificate Of Deposit [Member]
Disclosure Of Non Current Financial Instruments At Amortized Cost [Line Items]
Non-current financial assets at amortised cost	3,232	0
Guarantee Deposits [Member]
Disclosure Of Non Current Financial Instruments At Amortized Cost [Line Items]
Non-current financial assets at amortised cost	R$ 3,759	R$ 0